Pay vs Performance Disclosure - USD ($)	5 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 10, 2025	Dec. 31, 2024	Jun. 24, 2024	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)		Compensation Actually Paid to PEO(1)(3)		Average Summary Compensation Table Total for Non-PEO NEO(2)	Average Compensation Actually Paid to Non-PEO NEO (2)(3)	Value of Initial Fixed $100 Investment Based on TSR	Net Income (Loss)
	Kelly	Pisano	Kelly	Pisano
2025	$2,108,512	$433,141	$6,036,332	$464,739	$1,159,786	$1,085,306	$65	$(28,759,000)
	Coffey	Pisano	Coffey	Pisano
2024	$739,605	$233,783	$406,969	$214,158	$731,482	$638,875	$68	$(22,794,000)

Named Executive Officers, Footnote					During 2024, Dr. Coffey served as CEO from January 1, 2024 to June 24, 2024 and Mr. Pisano served as interim CEO from June 25, 2024 to December 31, 2024. During 2025, Mr. Pisano served as Interim CEO through June 11, 2025 and Mr. Kelly was appointed CEO effective June 11, 2025.The non-PEO NEOs are Mr. Look and Dr. Heineman.
Adjustment To PEO Compensation, Footnote	To calculate CAP for the PE and average CAP for the non-PEO NEOs, the following amounts were deducted from and added to Summary Compensation Table total compensation:

PEOs	2025		2024
	Mr. Kelly	Mr. Pisano	Mr. Pisano	Dr. Coffey
Summary Compensation Total	$2,108,512	$433,141	$233,783	$739,605
Minus: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(1,780,836)	(233,141)	(79,820)	(183,048)
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	5,708,656	201,831	82,175	194,081
Plus: Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	—	(2,547)	—	(180,448)
Plus: Fair Value at Vesting of Option and Stock Awards Granted and Vested in Same Fiscal Year	—	64,643	—	24,320
Plus: Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—	813	(21,980)	(187,543)
Plus: Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—
Total Compensation Actually Paid	$6,036,332	$464,739	$214,158	$406,969

Non-PEO NEO Average Total Compensation Amount					$ 1,159,786	$ 731,482
Non-PEO NEO Average Compensation Actually Paid Amount					$ 1,085,306	638,875
Adjustment to Non-PEO NEO Compensation Footnote	To calculate CAP for the PE and average CAP for the non-PEO NEOs, the following amounts were deducted from and added to Summary Compensation Table total compensation:

Non-PEOs	2025	2024
Average Summary Compensation Total	$1,159,786	$731,482
Minus: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(534,459)	(245,486)
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	459,333	281,827
Plus: Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	(10,015)	(81,829)
Plus: Fair Value at Vesting of Option and Stock Awards Granted and Vested in Same Fiscal Year	—	39,623
Plus: Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	10,660	(86,743)
Plus: Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—
Total Compensation Actually Paid	$1,085,306	$638,875

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount					$ 65	68
Net Income (Loss)					(28,759,000)	(22,794,000)
PEO Name	Mr. Pisano	Mr. Pisano	Dr. Coffey	Mr. Kelly
Kelly [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					2,108,512
PEO Actually Paid Compensation Amount					6,036,332
Pisano [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					433,141	233,783
PEO Actually Paid Compensation Amount					464,739	214,158
Coffey [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						739,605
PEO Actually Paid Compensation Amount						406,969
PEO | Kelly [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,780,836)
PEO | Kelly [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					5,708,656
PEO | Kelly [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Kelly [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Kelly [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Kelly [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Pisano [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(233,141)	(79,820)
PEO | Pisano [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					201,831	82,175
PEO | Pisano [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,547)	0
PEO | Pisano [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					64,643	0
PEO | Pisano [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					813	(21,980)
PEO | Pisano [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0
PEO | Coffey [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(183,048)
PEO | Coffey [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						194,081
PEO | Coffey [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(180,448)
PEO | Coffey [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						24,320
PEO | Coffey [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(187,543)
PEO | Coffey [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(534,459)	(245,486)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					459,333	281,827
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(10,015)	(81,829)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	39,623
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					10,660	(86,743)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 0	$ 0